Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Cash Equivalents and Marketable Securities Measured at Fair Value on a Recurring Basis

The following tables summarize the cash equivalents and marketable securities measured at fair value on a recurring basis as of September 30, 2018 and December 31, 2017:

	Level 1	Level 2	Level 3	Balance as of September 30, 2018
Cash equivalents	$2,321,614	$—	$—	$2,321,614

	$2,321,614	$—	$—	$2,321,614

	Level 1	Level 2	Level 3	Balance as of December 31, 2017
Cash equivalents	$5,046,205	$—	$—	$5,046,205
Marketable securities:
U.S. government agency securities	—	8,986,259	—	8,986,259
Commercial paper	—	4,440,689	—	4,440,689
Corporate debt securities	—	702,775	—	702,775

	$5,046,205	$14,129,723	$—	$19,175,928

The following table summarizes the cash equivalents and marketable securities measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2016:

	Level 1	Level 2	Level 3	Balance at December 31, 2017
Cash equivalents	$5,046,205	$—	$—	$5,046,205
Marketable securities:
U.S. government agency securities	—	8,986,259	—	8,986,259
Commercial paper	—	4,440,689	—	4,440,689
Corporate debt securities	—	702,775	—	702,775

	$5,046,205	$14,129,723	$—	$19,175,928

	Level 1	Level 2	Level 3	Balance at December 31, 2016
Cash equivalents	$11,681,074	$—	$—	$11,681,074
Marketable securities:
U.S. government agency securities	—	31,059,491	—	31,059,491
Commercial paper	—	6,081,202	—	6,081,202
Corporate debt securities	—	1,518,240	—	1,518,240

	$11,681,074	$38,658,933	$—	$50,340,007